Business (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 23, 2026 USD ($) shares	Mar. 31, 2026 USD ($) property item	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property count | property		40
Number of units | item		11,252
Number of states | property		12
Payments of offering costs	$ 8,000	$ 6,256	$ 0	$ 2,113
IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees	966,000
Payments of offering costs	$ 65,000
IPO | Common Class A-1 | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares	48,300,000
Geographic | Geographic area of total units | Florida and Texas
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk (as a percent)		67.00%